Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Municipal Obligations–100.07%
Alabama–1.15%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(b)(c)	5.00%	10/01/2033	$3,500	$3,549,855
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,410,597
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	20	20,000
Series 2016, RB	5.50%	06/01/2030	2,000	1,977,204
Black Belt Energy Gas District (The);
Series 2023 A, RB(d)	5.25%	10/01/2030	5,000	5,247,355
Series 2023 B, RB(d)	5.25%	12/01/2030	3,000	3,177,289
Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,211,391
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(c)	4.38%	09/01/2025	10	10,007
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,110,462
				23,714,160
Alaska–0.49%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	4,575	4,578,585
Alaska Housing Finance Corp.; Series 2025, RB	6.00%	12/01/2054	5,000	5,430,453
				10,009,038
Arizona–2.38%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,581	2,441,902
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.63%	07/01/2048	2,000	1,990,123
Series 2019, RB(e)	5.00%	07/01/2039	1,000	974,049
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	631,893
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,410	2,392,197
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	1,828,258
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(b)(d)	4.10%	06/15/2028	7,500	7,509,664
Series 2019, RB(b)(d)	4.00%	06/01/2029	5,000	4,926,461
Series 2022, RB(b)(d)	5.00%	09/01/2027	4,945	5,039,029
Glendale (City of), AZ; Series 2015, Ref. RB(d)(f)	5.00%	07/01/2025	1,000	1,001,449
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	1,967,576
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,182,264
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(b)(e)	4.00%	10/15/2047	2,000	1,657,967
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	318,311
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(e)	4.00%	07/01/2041	1,275	1,101,861
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(e)	5.25%	07/01/2033	725	715,802
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,179,943
Navajo (Nation of); Series 2015 A-144A, Ref. RB(e)	5.50%	12/01/2030	725	729,072
Northern Arizona University; Series 2015, Ref. RB(d)(f)	5.00%	06/01/2025	250	250,000
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	999,937
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(b)	5.00%	07/01/2038	145	144,699
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	25	25,011
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,360,459
Series 2021, RB(e)	4.00%	06/15/2041	740	618,075
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (Christian Care Tuscon, Inc.); Series 2017 A, Ref. RB(d)(f)	5.00%	06/15/2025	$1,550	$1,581,427
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	2,245	2,229,392
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(c)	4.50%	06/01/2031	20	20,015
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,014,188
				48,831,024
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	2,500	2,528,657
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,491
				3,059,148
California–7.54%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2028	315	329,519
Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2029	300	313,627
Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2030	325	338,879
Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2031	310	322,655
Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2032	310	322,022
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(c)	5.00%	05/01/2033	100	103,279
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	9,190	9,265,875
Series 2020, Ref. GO Bonds(d)(f)	4.00%	03/01/2030	195	204,620
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,338,020
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	3,250	3,366,090
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	401,043
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	935,853
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,220	2,236,799
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,699,911
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,193,582
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	986,731
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,853,885
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,099,532
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	11,504	11,429,943
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,914	4,872,291
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(d)(e)	9.50%	01/01/2035	4,000	3,877,087
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	843,059
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,004,870
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2027	2,765	2,766,950
Series 2012, RB(b)(e)	5.00%	11/21/2045	5,000	4,735,552
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	3.13%	05/15/2029	1,565	1,513,840
Series 2021, RB(e)	5.00%	11/15/2036	1,660	1,663,370
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,011,796
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,149,455
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$4,300	$4,302,800
Series 2016 A, RB(e)	5.00%	12/01/2046	9,175	8,700,379
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,002,668
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,775,842
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,261,670
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	25	25,072
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(f)(g)	0.00%	06/01/2028	55	50,214
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	911,951
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(c)	4.00%	08/01/2039	1,000	972,892
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	5,673,163
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,120,883
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(c)	4.00%	08/01/2039	3,400	3,264,885
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(b)	5.25%	05/15/2040	5,000	5,299,636
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.25%	05/15/2038	3,565	3,648,305
Series 2018 A, RB(b)	5.00%	05/15/2044	7,005	6,953,789
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	3,000	3,150,817
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,028,627
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,145	1,063,095
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,002,084
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,439,028
Series 2016, Ref. RB	5.00%	11/01/2031	545	510,593
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,086,504
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,254,945
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,533
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	401,975
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(c)(g)	0.00%	08/01/2043	1,360	567,816
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	475	470,006
Series 2021 B, RB(b)	4.00%	07/01/2040	3,000	2,779,076
Series 2021 B, RB(b)	4.00%	07/01/2046	1,970	1,724,386
Series 2023 B, RB(b)	5.00%	07/01/2030	2,000	2,125,098
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(b)	5.00%	01/01/2033	1,000	1,033,776
Series 2019 A, Ref. RB(b)	5.00%	01/01/2034	1,335	1,373,633
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(c)	5.50%	08/01/2026	1,685	1,688,319
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(c)	5.00%	10/01/2028	2,080	2,088,678
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	975,367
Series 2019, Ref. RB	5.00%	06/01/2048	65	61,845
Series 2019, Ref. RB(g)	0.00%	06/01/2054	20,800	4,180,923
				154,646,408
Colorado–2.31%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,463	1,424,650
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(c)	4.00%	12/01/2046	2,500	2,252,275
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2032	360	372,982
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,215,143
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2029	3,283	3,289,465
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	425	366,993
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	$1,125	$1,076,994
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,482,741
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,562,583
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	3,000	3,027,022
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(b)	5.75%	01/01/2044	1,110	1,110,540
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP - GNMA)	6.50%	05/01/2055	4,750	5,322,159
Denver (City & County of), CO;
Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	654,222
Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	782,556
Series 2022 A, RB(b)	5.00%	11/15/2034	8,750	9,275,153
Series 2022 D, Ref. RB(b)	5.50%	11/15/2032	2,250	2,516,962
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	967,983
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	121,647
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	507,019
Park Creek Metropolitan District; Series 2015 A, Ref. RB (INS - NATL)(c)	5.00%	12/01/2045	250	250,647
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(e)(g)	0.00%	12/01/2025	250	243,336
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	4,000	2,337,605
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	723,613
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/15/2031	135	139,140
Series 2019, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/15/2032	160	164,891
Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2031	230	244,648
Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2032	250	264,894
Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2033	255	269,066
Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2034	285	299,343
Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2035	100	104,561
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,009,442
				47,380,275
Connecticut–0.71%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,381,374
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	290,251
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	548,913
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	606,045
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,814,204
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	2,973,805
				14,614,592
District of Columbia–2.11%
District of Columbia;
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	2,979,403
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,116,411
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,075	2,074,965
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,205,102
Metropolitan Washington Airports Authority;
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	2,688,757
Series 2010 A, RB (INS - AGI)(c)(g)	0.00%	10/01/2037	40	21,677
Series 2019 A, Ref. RB(b)	5.00%	10/01/2039	3,775	3,824,995
Series 2019 A, Ref. RB(b)	5.00%	10/01/2040	1,635	1,652,240
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	5,445	5,144,530
Series 2021 A, Ref. RB(b)	5.00%	10/01/2033	6,000	6,353,661
Series 2023 A, Ref. RB(b)	5.25%	10/01/2043	2,435	2,490,768
Series 2024 A, Ref. RB(b)	5.00%	10/01/2033	5,000	5,370,085
Series 2024 A, Ref. RB(b)	5.00%	10/01/2034	5,000	5,338,126
				43,260,720
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Florida–10.24%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	$6,870	$6,775,263
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,641,578
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.00%	05/01/2044	875	829,351
Broward (County of), FL; Series 2015 A, RB(b)	4.10%	10/01/2037	5,000	4,866,712
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	12,926,022
Canaveral Port Authority;
Series 2018 A, RB(b)	5.00%	06/01/2045	4,630	4,485,054
Series 2018 B, RB	5.00%	06/01/2048	4,000	3,945,565
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(c)	4.00%	10/01/2042	12,440	11,464,395
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(e)	5.00%	06/15/2034	785	790,536
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,062,410
Series 2020, RB(e)	5.00%	12/15/2040	4,860	4,514,992
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB (Acquired 06/15/2018; Cost $490,326)(h)(i)	4.50%	07/01/2038	500	8,750
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,645	2,397,182
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	505,724
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.25%	06/15/2040	2,695	2,700,111
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(b)(e)	5.00%	10/01/2034	1,000	1,011,576
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $906,018)(e)(h)(i)	7.25%	05/15/2026	906	91
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,668,627
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,275,281
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,069,650
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGI)(b)(c)	5.00%	07/01/2044	10,000	9,794,656
Series 2024, Ref. RB (INS - AGI)(b)(c)	5.25%	07/01/2047	9,000	9,027,867
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(b)(d)(e)	4.38%	10/01/2031	1,500	1,494,105
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,265,544
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	447,561
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,095	2,273,923
Greater Orlando Aviation Authority;
Series 2015 A, RB(b)	5.00%	10/01/2034	4,125	4,126,932
Series 2019 A, RB(b)	5.00%	10/01/2031	4,000	4,188,062
Series 2019 A, RB(b)	5.00%	10/01/2032	3,025	3,156,979
Series 2019 A, RB(b)	5.00%	10/01/2034	5,000	5,181,586
Series 2024, RB(b)	5.25%	10/01/2042	5,000	5,204,502
Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(b)	5.00%	11/15/2026	3,500	3,500,203
Series 2013, Ref. RB(b)	5.00%	11/15/2036	1,250	1,250,114
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,003,585)(h)(i)	5.25%	04/01/2028	2,008	25,104
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,484,955
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,700	1,685,410
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	395	395,817
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2035	5,000	5,183,027
Series 2024, RB(b)	5.25%	10/01/2039	5,000	5,280,071
Series 2024, RB (INS - AGI)(b)(c)	5.25%	10/01/2043	1,375	1,418,546
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	777,124
Manatee (County of), FL School District;
Series 2017, RB (INS - AGI)(c)	5.00%	10/01/2029	900	923,365
Series 2017, RB (INS - AGI)(c)	5.00%	10/01/2031	3,000	3,066,980
Series 2017, RB (INS - AGI)(c)	5.00%	10/01/2032	1,250	1,275,388
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	$1,000	$985,216
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	14,895,883
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	7,115	7,102,278
Series 2021, RB (INS - AGI)(c)	4.00%	10/01/2042	5,120	4,720,758
Series 2023 A, Ref. RB(b)	5.00%	10/01/2033	3,865	4,103,712
Series 2024 A, Ref. RB(b)	5.00%	10/01/2036	5,000	5,257,260
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(c)	4.00%	10/01/2040	2,000	1,918,224
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(c)	4.00%	10/01/2041	2,750	2,602,093
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB(d)(f)	5.00%	06/01/2025	1,000	1,000,000
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	924,963
Series 2013 A, RB	5.00%	07/01/2033	600	600,460
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,123,571
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,103,811
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	361,690
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	309,452
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	513,834
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,650	3,700,922
Series 2018, RB	5.00%	11/15/2045	2,500	2,397,878
Series 2020 B, RB	4.00%	11/15/2041	250	225,760
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	415,609
Series 2018 B, RB	5.00%	05/15/2033	2,055	2,078,846
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,334,429
Series 2020 A, RB(g)	0.00%	09/01/2049	3,795	1,019,408
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	4.85%	05/01/2038	990	996,041
				210,058,789
Georgia–1.22%
Atlanta (City of), GA; Series 2019, RB(b)	4.00%	07/01/2038	1,540	1,471,592
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,666,610
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(c)	4.50%	01/01/2031	15	15,006
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	770	769,947
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,499,840
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,698,289
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,911,570
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	481,663
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	440,587
Series 2021 A, Ref. RB (INS - AGI)(c)	4.00%	01/01/2041	485	456,913
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,565,409
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,162,743
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,205,078
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,722,379
				25,067,626
Guam–0.19%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,002,094
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Hawaii–0.32%
Hawaii (State of); Series 2020 A, Ref. RB(b)	4.00%	07/01/2035	$665	$634,840
Honolulu (City & County of), HI; Series 2023, RB(d)	5.00%	06/01/2026	5,750	5,845,273
				6,480,113
Illinois–7.61%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,656,585
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,804,407
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,058,739
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,099,341
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,341,953
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,370,772
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,534,719
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	587	586,995
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,044,347
Chicago (City of), IL (O’Hare International Airport);
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,571,732
Series 2020 A, Ref. RB (INS - AGI)(c)	4.00%	01/01/2037	2,250	2,232,988
Series 2020 C, Ref. RB (INS - AGI)(c)	4.00%	01/01/2039	1,590	1,544,298
Series 2024 C, Ref. RB(b)	5.25%	01/01/2043	3,250	3,342,634
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,106,444
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	7,957,067
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,024,538
Series 2017, RB	5.75%	04/01/2035	1,000	1,027,576
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2027	800	824,595
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2030	1,000	1,031,343
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2031	1,250	1,286,567
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,883,348
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,003,047
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,264
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,233,647
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(b)	5.00%	01/01/2027	2,000	2,015,523
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,561,542
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(c)	6.00%	11/01/2026	275	279,615
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,150,350
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,057,922
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,107,774
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,199,490
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,368,249
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,063,772
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,758,011
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,456,014
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,909,992
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,161,204
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,570,092
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	298,563
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,194,083
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,110,451
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,385,903
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,330,458
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	710	710,736
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,216,428
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(e)	4.50%	08/01/2033	1,275	1,294,082
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,028	738,777
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,499,892
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGI)(c)(g)	0.00%	12/15/2029	$2,550	$2,162,521
Series 2002, RB (INS - NATL)(c)(g)	0.00%	06/15/2033	3,490	2,483,159
Series 2002, RB (INS - NATL)(c)(g)	0.00%	12/15/2033	10,000	6,938,874
Series 2002, RB (INS - NATL)(c)(g)	0.00%	12/15/2034	5,000	3,293,278
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2029	1,000	1,051,941
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,503,965
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGI)(c)	4.00%	12/01/2036	745	737,710
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	986,689
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,875	1,919,845
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	4,050	4,049,960
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(f)	5.00%	02/01/2028	40	42,123
Series 2018 A, Ref. GO Bonds(d)(f)	5.00%	02/01/2028	195	205,350
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2031	660	692,460
				156,094,744
Indiana–1.23%
Allen (County of), OH (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	585	562,669
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	191	185,835
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(b)(d)	4.00%	08/01/2028	10,000	9,919,186
Series 2013, Ref. RB(b)(d)	4.00%	08/01/2028	5,315	5,323,990
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,000,744
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	5	5,000
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,708,922
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	495	469,389
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	3,934,617
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	105	97,675
Series 2017, RB	5.88%	01/01/2037	755	682,853
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	490	449,383
				25,340,263
Iowa–1.09%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,258,495
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	4,872,260
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,053,367
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,482,037
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	122,357
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,425,396
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	450	450,000
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	5,635	5,697,394
				22,361,306
Kansas–0.40%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,221,613
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,344,015
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,463,578
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	590	588,758
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,126,562
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,163,034
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,217,432
				8,124,992
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Kentucky–1.91%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	$370	$387,591
Series 2019, Ref. RB	5.00%	02/01/2032	450	458,649
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,002,353
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,779,063
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,501,576
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,001,823
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,000,775
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,454,502
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,838,756
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2028	1,260	1,264,033
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2032	5,480	5,555,685
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2031	100	105,067
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2032	100	104,895
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	100	104,632
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	100	104,367
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	4,996,042
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,526,967
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,364,912
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,576,549
				39,128,237
Louisiana–0.46%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(d)(f)	5.00%	06/01/2025	1,405	1,405,000
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	212,500
Series 2017, Ref. RB	5.00%	07/01/2029	400	340,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	425,000
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,494
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(c)	5.00%	10/01/2036	220	226,163
Series 2018 A, RB (INS - AGI)(c)	5.00%	10/01/2037	145	148,389
Series 2018 A, RB (INS - AGI)(c)	5.00%	10/01/2038	100	101,814
Series 2018 B, Ref. RB (INS - AGI)(c)	5.00%	10/01/2030	350	368,657
Series 2018 B, Ref. RB (INS - AGI)(c)	5.00%	10/01/2032	200	208,721
Series 2018 B, Ref. RB (INS - AGI)(c)	5.00%	10/01/2033	135	140,396
Series 2018 B, Ref. RB (INS - AGI)(c)	5.00%	10/01/2034	100	103,678
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(d)(e)	6.10%	06/01/2030	2,700	2,872,402
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(d)	4.05%	07/01/2026	1,750	1,750,304
				9,554,518
Maine–0.05%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(d)(e)	4.63%	06/01/2035	1,000	974,702
Maryland–0.67%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,275,090
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2041	1,150	1,155,819
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,011,700
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	954,406
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	99,479
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center); Series 2015 A, Ref. RB	5.00%	07/01/2040	$4,350	$4,349,794
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	335,907
Series 2021, Ref. RB	4.00%	06/01/2036	450	421,916
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	900	866,008
Series 2020, RB	4.00%	09/01/2040	2,500	2,233,376
				13,703,495
Massachusetts–2.28%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	4,851,507
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	2,977,208
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,559,991
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(e)	5.00%	07/01/2041	2,050	1,814,898
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,454,633
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,613,657
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(e)	5.00%	10/01/2037	3,500	3,521,548
Series 2017, Ref. RB(e)	5.00%	10/01/2057	5,420	4,852,317
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,116,122
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,083,165
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,001,149
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000, RB	5.50%	06/01/2035	5,400	6,182,080
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,270,738
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,581,430
				46,880,443
Michigan–0.54%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	650	654,871
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,528,343
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB(d)(f)	5.00%	10/15/2025	615	619,170
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	545	539,795
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	750,972
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,031,911
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,430	1,536,116
Series 2024 D, RB	6.25%	06/01/2055	2,750	3,000,948
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				11,003,316
Minnesota–0.52%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	265	224,458
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	260	249,051
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	194,192
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	506,800
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,619,540
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,730,273
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Minnesota–(continued)
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	$2,900	$3,132,122
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	1,950,189
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(d)(e)(h)(i)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	1,000	1,000,303
				10,727,390
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,643,291
Missouri–0.76%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,028,883
Series 2017, Ref. RB	5.00%	03/01/2029	100	102,525
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,909,422
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,007,505
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	10	9,935
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,672,741
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,003,542
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,308,784
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,125,350
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB(d)(f)	5.00%	06/01/2025	110	110,000
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,355	1,355,202
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(c)	5.00%	07/15/2030	1,000	1,001,235
				15,635,124
Nebraska–0.57%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,158,519
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	6,520,962
				11,679,481
Nevada–0.60%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	115	115,211
Series 2015, RB	5.00%	08/01/2029	1,095	1,096,790
Series 2015, RB	5.00%	08/01/2031	1,210	1,211,819
Series 2015, RB	5.00%	08/01/2032	295	295,389
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(c)	3.00%	06/15/2045	10,000	7,648,835
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	224,064
Series 2020, RB	4.00%	12/01/2030	230	225,164
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2041	1,500	1,552,320
				12,369,592
New Hampshire–1.11%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,587	6,472,454
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(e)	3.75%	07/02/2040	1,025	837,248
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(d)(e)	3.63%	07/02/2040	370	297,550
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(b)	4.00%	12/01/2028	2,300	2,304,338
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,929	1,815,544
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,519,195
New Hampshire (State of) Health and Education Facilities Authority (Green Bonds); Series 2025 A, RB (CEP - GNMA)	4.50%	07/01/2045	3,000	2,913,540
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	$5,250	$5,686,063
				22,845,932
New Jersey–5.05%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	256,842
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(c)	5.75%	11/01/2028	5,000	5,247,736
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,156,565
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,001,230
Series 2020, Ref. RB(b)(d)	3.75%	06/01/2028	2,500	2,484,321
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(b)	5.75%	09/15/2027	11,035	11,042,890
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(e)	6.20%	10/01/2044	200	200,061
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	92	96,304
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(b)	5.00%	10/01/2047	2,500	2,381,970
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	248,749
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	937,385
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	927,004
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.50%	01/01/2026	690	690,798
Series 2013, RB(b)	5.50%	01/01/2027	2,130	2,132,694
Series 2013, RB(b)	5.00%	01/01/2028	1,000	1,000,899
Series 2013, RB(b)	5.38%	01/01/2043	5,740	5,741,511
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,001,475
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	361,778
Series 2017 F, RB	5.00%	07/01/2033	415	375,110
Series 2017 F, RB	5.00%	07/01/2035	1,000	870,138
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(c)	5.00%	07/01/2046	3,000	2,942,483
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,220	2,386,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(c)(g)	0.00%	12/15/2026	2,545	2,418,930
Series 2008 A, RB(g)	0.00%	12/15/2028	255	225,838
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,316,582
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,086,510
Series 2020 AA, RB	4.00%	06/15/2037	2,000	1,926,242
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,145,374
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	1,952,950
Series 2022 A, RB	4.00%	06/15/2040	3,215	2,978,670
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,562,852
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,075,718
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,104,487
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	4,937,275
Series 2018 B, Ref. RB	5.00%	06/01/2046	10,785	10,353,908
				103,569,279
New Mexico–0.13%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	665	674,117
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,912,408
				2,586,525
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
New York–12.68%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	$1,500	$1,518,935
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(e)(h)(i)	5.00%	10/01/2038	284	4,259
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(e)(j)	5.25%	12/31/2033	4,950	4,916,999
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(e)	5.00%	06/01/2032	250	253,831
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(b)(e)	5.00%	01/01/2035	1,500	1,500,391
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	334,479
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	5.00%	07/01/2035	1,325	1,400,700
Series 2025, RB(e)	5.00%	07/01/2037	1,285	1,341,647
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	873,897
Metropolitan Transportation Authority;
Series 2015 A-2, RB(d)	5.00%	05/15/2030	3,000	3,126,043
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,880,323
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,510,425
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,215	1,168,994
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	157,523
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	395,642
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	350,202
New York & New Jersey (States of) Port Authority;
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,047,162
Two Hundred Second Series 2017, Ref. RB(b)	5.00%	10/15/2035	3,000	3,036,660
Two Hundred Seventh Series 2018, Ref. RB(b)	5.00%	09/15/2027	9,000	9,322,676
Two Hundred Thirty Third Series 2021, Ref. RB(b)	4.00%	07/15/2036	1,625	1,616,082
Two Hundred Twenty First Series 2020, RB(b)	4.00%	07/15/2040	1,710	1,590,818
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,754,381
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,714,766
Series 2024 C-1, GO Bonds	5.25%	09/01/2046	2,500	2,615,345
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	5,000	4,970,589
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,264,829
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,800,105
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,073,871
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	4,966,241
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,814,074
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,961,951
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,265,280
Series 2024, RB	5.25%	11/01/2042	2,000	2,041,228
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	3,994,195
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	1,972,324
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	977,638
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(c)	5.00%	10/01/2038	1,230	1,314,435
Series 2024, RB (INS - AGI)(c)	5.00%	10/01/2039	1,285	1,361,866
Series 2024, RB (INS - AGI)(c)	5.25%	10/01/2043	1,600	1,685,082
Series 2024, RB (INS - AGI)(c)	5.25%	10/01/2044	1,225	1,282,861
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,509,608
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,125,597
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,745	3,815,867
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,293,592
Series 2010 A, RB(e)	6.25%	06/01/2041	982	941,809
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$3,025	$3,055,017
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,476,702
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,865	1,840,527
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	2,953,736
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,831,528
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	283,358
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	272,655
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	469,224
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	9,100	10,159,218
Series 2007, RB	5.50%	10/01/2037	7,330	8,283,447
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(c)	2.75%	11/15/2041	9,000	6,634,042
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	785	784,993
Series 2016, Ref. RB(b)	5.00%	08/01/2031	25,500	25,404,752
Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,315	1,343,501
Series 2020, Ref. RB(b)	5.38%	08/01/2036	1,000	1,017,719
Series 2021, Ref. RB(b)	3.00%	08/01/2031	5,000	4,579,711
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2026	5,000	5,021,674
Series 2018, RB(b)	5.00%	01/01/2034	3,090	3,108,798
Series 2018, RB(b)	4.00%	01/01/2036	5,000	4,663,923
Series 2018, RB(b)	5.00%	01/01/2036	4,960	4,959,765
Series 2020, RB(b)	4.00%	10/01/2030	3,000	2,939,198
Series 2020, RB(b)	5.00%	10/01/2035	2,000	2,013,810
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(b)	5.50%	06/30/2041	1,700	1,759,157
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(b)(c)	4.00%	07/01/2036	2,000	1,946,772
Series 2016 A, RB (INS - AGI)(b)(c)	4.00%	07/01/2037	1,750	1,689,115
Series 2016 A, RB (INS - AGI)(b)(c)	4.00%	07/01/2041	1,000	907,725
Series 2016 A, RB(b)	5.00%	07/01/2041	200	200,003
Series 2016 A, RB(b)	5.00%	07/01/2046	3,105	3,022,040
Series 2023, RB(b)	6.00%	04/01/2035	6,000	6,517,462
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,700,682
Series 2022, RB(b)	5.00%	12/01/2029	3,000	3,144,485
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	493,230
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	554,184
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	245	248,077
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,435,007
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,483,565
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	795	717,891
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,375,371
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,025,373
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,516,455
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,009,068
Westchester County Industrial Development Agency;
Series 2025, RB(e)	6.00%	06/01/2028	5,300	5,291,300
Series 2025, RB(e)	6.20%	12/01/2042	1,250	1,196,907
				260,196,389
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
North Carolina–1.15%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(b)	5.00%	06/30/2027	$1,215	$1,216,170
Series 2015, RB(b)	5.00%	06/30/2029	1,340	1,341,177
Series 2015, RB(b)	5.00%	06/30/2030	1,405	1,406,153
Series 2015, RB(b)	5.00%	12/31/2037	905	905,299
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,985	4,301,831
North Carolina (State of) Medical Care Commission; Series 2025, RB	4.05%	01/01/2030	810	810,610
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,951,590
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	272,606
Series 2021, RB	4.00%	03/01/2030	285	281,348
Series 2021, RB	4.00%	03/01/2031	290	285,090
Series 2021, RB	4.00%	03/01/2036	900	846,925
Series 2021, RB	4.00%	03/01/2041	1,050	917,586
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,324,588
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	4,980,944
North Carolina (State of) Turnpike Authority; Series 2019, RB(g)	0.00%	01/01/2041	1,540	724,186
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(g)	0.00%	01/01/2044	5,000	1,982,867
				23,548,970
North Dakota–0.47%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	130	129,359
Series 2016, RB	5.10%	04/15/2036	2,815	2,762,011
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	6,755	6,698,117
				9,589,487
Ohio–2.38%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,750	3,764,450
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	7,779,858
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,161,153
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	2,860	2,873,119
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,789,632
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,511,563
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,326,744
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(b)(c)	4.00%	12/01/2032	5,000	4,993,659
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	565	565,255
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,244,427
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(b)(c)	5.00%	12/31/2035	4,000	4,001,105
Ohio (State of) Air Quality Development Authority (American Electric Power Co.); Series 2005, Ref. RB(b)	3.75%	01/01/2029	3,000	2,969,035
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(b)(d)	2.60%	10/01/2029	4,000	3,745,292
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(e)	5.70%	08/01/2043	1,800	1,823,211
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	349,992
				48,898,495
Oklahoma–0.91%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,512,626
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,023,193
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	3,250	3,250,622
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	1,650	1,650,316
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)(f)	5.00%	06/01/2025	5,000	5,000,000
Tulsa Municipal Airport Trust Trustees; Series 2025, Ref. RB(b)	6.25%	12/01/2035	3,000	3,282,575
				18,719,332
Oregon–0.51%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	487,026
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oregon–(continued)
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	$250	$249,877
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	1,500	1,502,238
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	295,338
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,312,183
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,472,815
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2040	4,415	2,086,878
				10,406,355
Pennsylvania–3.90%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,066,186
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,563,575
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(e)	5.00%	05/01/2042	1,000	964,166
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,974)(i)	5.00%	12/01/2030	1,000	930,491
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,408,910)(i)	5.25%	12/01/2045	1,400	1,141,966
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(c)	5.00%	12/01/2025	385	385,410
Series 2018, RB (INS - BAM)(c)	5.00%	12/01/2026	335	335,299
Series 2018, RB (INS - BAM)(c)	5.00%	12/01/2027	360	360,388
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(c)(g)	0.00%	10/01/2036	1,300	751,890
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	4,000	4,125,980
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(f)	5.00%	07/01/2025	80	80,100
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,001,769
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,006,955
Series 2018, Ref. RB	5.00%	12/01/2033	750	745,462
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB(d)(f)	5.00%	06/02/2025	710	710,000
Series 2015, Ref. RB(d)(f)	5.00%	06/02/2025	1,500	1,500,000
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,048,139
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	11/15/2029	500	503,893
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,711,533
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	313,199
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	390,733
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	441,471
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,648,433
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2027	5,965	6,031,427
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,232,917
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,861,196
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,599,061
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,219,526
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,095,702
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(b)	4.00%	06/01/2044	4,105	3,947,230
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,122,781
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023, RB	5.38%	10/01/2046	2,000	2,056,363
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(c)	5.00%	06/01/2031	120	121,626
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	$250	$251,900
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,001,273
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,425,130
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,646,982
Philadelphia (City of), PA; Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,826,701
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,026,459
Series 2017, RB	5.00%	12/01/2037	1,310	1,334,098
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,430,505
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	827,425
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	786,424
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,035,040
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,061,007
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,544,822
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,330,317
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	531,848
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2035	30	30,594
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2036	25	25,444
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2032	110	114,060
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2033	90	92,987
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	175	175,229
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,043
				80,013,155
Puerto Rico–4.07%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	560	565,402
Series 2002, RB	5.63%	05/15/2043	4,655	4,708,573
Series 2005 A, RB(g)	0.00%	05/15/2050	52,200	9,513,648
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	8,152	5,525,534
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,480,764
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,728,857
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,279,603
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,068,111
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,109,839
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	932,006
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,837	2,432,453
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1	641
Subseries 2022, RN(g)	0.00%	11/01/2043	7,457	4,483,349
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	445,593
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 04/27/2020; Cost $1,134,114) (INS - NATL)(c)(i)	5.00%	07/01/2033	1,145	1,138,535
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$20,997	$17,834,157
Series 2018 A-1, RB(g)	0.00%	07/01/2031	650	505,076
Series 2018 A-1, RB(g)	0.00%	07/01/2033	5,000	3,543,896
Series 2018 A-1, RB(g)	0.00%	07/01/2046	19,850	6,372,531
Series 2019 A-2, RB	4.33%	07/01/2040	874	816,154
				83,484,722
Rhode Island–1.19%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGI)(c)	5.88%	06/15/2026	110	110,206
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,376,096
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	900,753
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,080,827
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,505,013
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,649,975
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,730	2,710,735
				24,333,605
South Carolina–1.19%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	2,425	2,625,127
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,000	1,123,018
Series 2025 B, RB (CEP - GNMA)	6.50%	07/01/2055	10,000	11,228,539
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	925,632
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,595,863
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	785	774,258
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,233,680
				24,506,117
South Dakota–0.22%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	30	29,239
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	4,000	4,499,244
				4,528,483
Tennessee–0.65%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	425	427,005
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(g)	0.00%	04/01/2036	1,200	705,405
Series 2021, RB(g)	0.00%	04/01/2037	1,375	755,063
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,210,645
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	646,534
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	650,611
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	8,703,461
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	152,057
				13,250,781
Texas–9.92%
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	80	79,487
Series 2017 A, RB	5.00%	08/15/2038	115	109,458
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	825	825,396
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	980,291
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Texas–(continued)
Austin (City of), TX;
Series 2014, RB(b)	5.00%	11/15/2032	$2,585	$2,585,595
Series 2014, RB(b)	5.00%	11/15/2039	1,885	1,881,086
Series 2014, RB(b)	5.00%	11/15/2044	1,000	981,653
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,203,139
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	5,550	5,612,132
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	532,158
Series 2022 A, RB	4.00%	08/15/2034	555	546,487
Series 2022 A, RB	4.00%	08/15/2035	410	399,981
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	500,242
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,001,688
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,012,748
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	750	669,639
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	760	758,454
Generation Park Management District; Series 2024, GO Bonds (INS - AGI)(c)	4.00%	09/01/2038	1,690	1,645,156
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,629,548
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,048,697
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	600	600,248
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	955	950,788
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(d)	4.05%	06/01/2033	4,000	3,914,415
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(b)(c)	5.25%	07/01/2039	2,000	2,107,376
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	15,000	13,006,433
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	500	501,755
Series 2021 A, RB(b)	4.00%	07/01/2041	3,500	3,035,596
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(b)	5.50%	07/15/2035	12,000	12,469,432
Series 2024 B, RB(b)	5.50%	07/15/2039	4,000	4,097,689
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	250,740
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	4,994,009
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2028	4,110	4,221,477
Lewisville Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	2,500	2,401,506
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(b)(c)	4.00%	11/01/2039	2,935	2,740,306
Midland Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	3,500	3,348,283
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(b)(d)	5.00%	06/01/2030	2,125	2,171,750
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	10,000	9,989,074
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	4,674,536
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,135	2,102,088
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,723,370
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(c)	5.00%	04/01/2046	140	137,809
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(e)	4.00%	08/15/2028	540	535,238
Series 2021, Ref. RB(e)	4.00%	08/15/2030	1,405	1,373,802
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,098,502
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,214,746
Series 2017, Ref. RB	5.00%	01/01/2037	8,320	8,284,844
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	170	166,893
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,080,927
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,177,181
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	$1,230	$1,229,897
Series 2014, RB	5.50%	01/01/2035	1,400	1,378,733
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	170	170,076
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	9,773,395
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(c)	4.00%	01/01/2034	750	750,856
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(b)(e)	2.13%	01/01/2028	575	543,104
Series 2021, RB(b)(e)	2.25%	01/01/2029	800	741,774
Series 2024, RB(b)(e)	5.00%	01/01/2039	1,000	968,091
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,910,540
San Antonio (City of), TX;
Series 2015, RB(b)	5.00%	07/01/2045	5,000	4,928,357
Series 2019 A, Ref. RB(b)	5.00%	07/01/2032	2,380	2,470,477
Series 2022, RB	4.00%	02/01/2041	1,330	1,226,547
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	4,811,211
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	830	804,336
Temple (City of), TX; Series 2018 A, RB(d)(f)	5.00%	08/01/2025	10,000	10,029,110
Texas (State of);
Series 2023 A, GO Bonds(b)	4.00%	08/01/2040	1,865	1,729,827
Series 2023 A, GO Bonds(b)	4.00%	08/01/2041	5,000	4,580,981
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,501,518
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	954,168
Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,322,919
Series 2019, RB(g)	0.00%	08/01/2036	1,500	917,550
Texas (State of) Water Development Board;
Series 2017 A, RB	4.00%	10/15/2042	5,000	4,557,070
Series 2018 B, RB	5.00%	04/15/2049	5,000	5,058,033
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,115	4,215,873
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,412,976
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(b)	5.38%	06/30/2039	3,115	3,204,840
				203,566,107
Utah–1.26%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	2,000	1,776,640
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	460,705
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	865,639
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,833,201
Salt Lake City (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2033	3,500	3,587,671
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,014,157
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	4,915	5,360,920
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	2,000	2,214,791
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	5,854,104
				25,967,828
Vermont–0.04%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(c)	5.00%	07/01/2030	855	855,641
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	1,600	1,748,376
Virginia–0.97%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	992,614
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Virginia–(continued)
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	$750	$742,387
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,059
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(b)	5.00%	01/01/2033	2,295	2,395,829
Series 2022, Ref. RB(b)	5.00%	07/01/2036	4,000	4,100,264
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(b)	5.00%	06/30/2042	2,395	2,409,538
Series 2022, Ref. RB(b)	5.00%	12/31/2047	1,820	1,826,030
Virginia (Commonwealth of) Small Business Financing Authority (Pure Salmon Virgina LLC); Series 2022, RB(b)(d)	4.00%	11/20/2025	2,000	2,000,478
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	153,272
Series 2018, Ref. RB	5.00%	09/01/2030	455	463,623
Series 2023, RB	6.25%	09/01/2030	4,000	4,029,734
				19,843,828
Washington–1.77%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	71,240
Series 2018 B, RB(e)	5.00%	01/01/2032	100	101,772
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,000
Seattle (Port of), WA;
Series 2015 C, RB(b)	5.00%	04/01/2040	1,465	1,464,935
Series 2019, RB(b)	5.00%	04/01/2029	5,000	5,253,215
Series 2022 B, Ref. RB(b)	5.00%	08/01/2037	3,000	3,112,295
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	2,160	1,972,774
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,248,357
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,015
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,074,848
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,372,287
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,415
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,158,820
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,220
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,016
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,515,393
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,353,472
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,355,690
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,446,880
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)(f)	6.00%	07/01/2025	115	115,208
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	667,621
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	741,519
Series 2019 A, RB(e)	5.00%	01/01/2039	2,895	2,797,198
Washington State Housing Finance Commission;
Series 2025, RB (INS - BAM)(c)(e)	5.00%	07/01/2040	1,000	1,020,108
Series 2025, RB (INS - BAM)(c)(e)	5.00%	07/01/2045	2,750	2,717,395
				36,351,693
West Virginia–0.34%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	5,000	5,042,154
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(h)	6.75%	02/01/2026	$2,000	$1,400,000
Series 2018, RB(b)(e)(h)	8.75%	02/01/2036	640	512,000
				6,954,154
Wisconsin–2.45%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	3,877,525
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	1,913,343
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,563,190
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,713,705
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,450,000
Series 2012, RB	5.00%	06/01/2026	1,000	1,001,172
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(b)	5.00%	07/01/2042	3,500	3,381,848
Series 2012 C, Ref. RB(b)	5.00%	07/01/2042	1,000	966,242
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,506,605
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	335	311,686
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	574,650
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(d)(f)	5.50%	06/01/2025	1,420	1,420,000
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,650	1,650,000
Series 2016 A, RB(e)	4.63%	06/01/2036	160	154,387
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2034	800	825,307
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	4,187	2,782,211
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,068,202
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,785	1,797,316
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	490	483,373
Series 2022 A, RB(e)	6.13%	02/01/2039	485	478,441
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,807	1,605,864
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,110	1,102,609
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	2,000	1,969,544
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,065,719
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	4,191	4,141,390
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	469,894
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,578,542
				50,315,265
Total Municipal Obligations (Cost $2,097,410,597)				2,053,425,400
			Shares
Exchange-Traded Funds–0.04%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(k)			17,000	851,618
TOTAL INVESTMENTS IN SECURITIES(l)–100.11% (Cost $2,098,283,207)				2,054,277,018
OTHER ASSETS LESS LIABILITIES–(0.11)%				(2,199,105)
NET ASSETS–100.00%				$2,052,077,913
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $167,779,026, which represented 8.18% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,070,666, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at May 31, 2025 was $3,369,658, which represented less than 1% of the Fund’s Net Assets.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$877,166	$-	$-	$(25,548)	$-	$851,618	$9,702

(l)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.73%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,053,425,400	$—	$2,053,425,400
Exchange-Traded Funds	851,618	—	—	851,618
Total Investments in Securities	851,618	2,053,425,400	—	2,054,277,018
Other Investments - Assets
Investments Matured	—	3,666	—	3,666
Total Investments	$851,618	$2,053,429,066	$—	$2,054,280,684
Invesco Intermediate Term Municipal Income Fund